INTEREST IN ASSOCIATES - PRINCIPAL ASSOCIATES (Details) ₽ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of associates [line items]
Particulars of issued and paid up capital			¥ 121,071	¥ 121,071
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
Disclosure of associates [line items]
Particulars of issued and paid up capital			¥ 500,000
Percentage of equity held by the Company	9.42%
Percentage of equity held by Company's subsidiaries	4.58%	4.58%	4.58%
Sinopec Finance Company Limited ("Sinopec Finance") [member]
Disclosure of associates [line items]
Particulars of issued and paid up capital			¥ 18,000
Percentage of equity held by the Company	49.00%
SIBUR
Disclosure of associates [line items]
Particulars of issued and paid up capital | ₽	₽ 21,784
Percentage of equity held by Company's subsidiaries	10.00%	10.00%	10.00%
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
Disclosure of associates [line items]
Particulars of issued and paid up capital			¥ 17,516
Percentage of equity held by Company's subsidiaries	38.75%	38.75%	38.75%
Caspian Investments Resources Ltd. ("CIR") [member]
Disclosure of associates [line items]
Particulars of issued and paid up capital | $		$ 10,002
Percentage of equity held by Company's subsidiaries	50.00%	50.00%	50.00%